Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 167	$ 146
Total	546	620
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total	167	146
Total	$ 546	$ 620